UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09157
Investment Company Act File Number
Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
California Municipal Income Trust
August 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 175.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 22.2%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,234,756
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	206,807
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	340,940
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	760,861
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,770	2,636,818
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,868,592
California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(1)	4,000	4,011,280
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	257,875
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,671,521
San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,500	2,419,200
University of California, 5.25%, 5/15/39	1,250	1,325,850

		$19,734,500

Electric Utilities — 6.9%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$296,171
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,346,230
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,644,060
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	530	546,960
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,300,364

		$6,133,785

Escrowed/Prerefunded — 0.0%(2)
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	$25	$32,995

		$32,995

General Obligations — 20.0%
California, 5.50%, 11/1/35	$1,600	$1,685,184
California, 6.00%, 4/1/38	750	818,805
California, (AMT), 5.05%, 12/1/36	1,590	1,535,956
California Department of Veterans Affairs, (AMT), 5.00%, 12/1/27	1,500	1,509,855
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,897,071
San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(3)	4,770	4,914,865
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(3)(4)	3,180	3,372,803

		$17,734,539

Hospital — 19.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,000	$1,019,740
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,000	977,880
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,631,453
California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	1,245	1,184,443
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,150	1,122,366
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,350	1,294,259
California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,565	1,572,762
California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,700	1,700,085
California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,500	1,510,770
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,905,491
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,723,427
Washington Township Health Care District, 5.25%, 7/1/29	700	700,007

		$17,342,683

	Principal
	Amount
Security	(000’s omitted)	Value
Housing — 1.2%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$690	$647,917
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	406	374,527

		$1,022,444

Industrial Development Revenue — 3.5%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,260,083
California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	2,000	1,816,260

		$3,076,343

Insured-Education — 7.1%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$2,660	$2,693,809
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,250	1,459,837
California State University, (AMBAC), 5.00%, 11/1/33	2,140	2,163,176

		$6,316,822

Insured-Electric Utilities — 5.2%
California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$2,500	$2,553,900
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,000	2,093,120

		$4,647,020

Insured-Escrowed/Prerefunded — 3.4%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,054,607

		$3,054,607

Insured-General Obligations — 5.2%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$1,496,219
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,044,468
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	2,115,079

		$4,655,766

Insured-Hospital — 14.0%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,935,989
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(3)	750	753,450
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(3)	3,735	3,738,473
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(3)	5,000	5,052,750

		$12,480,662

Insured-Lease Revenue/Certificates of Participation — 11.8%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$5,510	$4,347,941
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,000	2,522,820
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(3)	3,500	3,598,595

		$10,469,356

Insured-Special Tax Revenue — 3.2%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$21,285	$1,289,871
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	8,355	987,227
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	5,270	581,386

		$2,858,484

Insured-Transportation — 9.0%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$1,556,150
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	1,223,775
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	740	731,697
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	10,000	1,738,200

	Principal
	Amount
Security	(000’s omitted)	Value
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	$1,320	$1,298,511
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,406,457

		$7,954,790

Insured-Water and Sewer — 6.5%
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(3)	$2,000	$2,113,800
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	4,400	3,639,020

		$5,752,820

Other Revenue — 2.2%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$386,363
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	500	482,950
Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	980	607,620
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	640	453,478

		$1,930,411

Senior Living/Life Care — 1.6%
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	$175	$160,566
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	597,457
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	644,748

		$1,402,771

Special Tax Revenue — 16.5%
Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,000	$964,910
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	234,652
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	345,814
Corona Public Financing Authority, 5.80%, 9/1/20	970	971,979
Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	200	184,248
Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	500	429,340
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,566,738
Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	895	895,206
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	420	420,492
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	750	750,180
Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	1,470	1,493,505
Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	900	908,973
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,666,592
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	251,525
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	491,215
Temecula Unified School District, 5.00%, 9/1/27	250	230,310
Temecula Unified School District, 5.00%, 9/1/37	400	342,068
Tustin Community Facilities District, 6.00%, 9/1/37	500	485,285
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,000,590

		$14,633,622

Transportation — 12.1%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,000	$2,067,280
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	1,000	1,084,780
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)(4)	2,120	2,183,961
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,564,995
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,049,513
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,823,149

		$10,773,678

	Principal
	Amount
Security	(000’s omitted)	Value
Water and Sewer — 4.2%
California Department of Water Resources, 5.00%, 12/1/29	$1,840	$1,993,622
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,774,936

		$3,768,558

Total Tax-Exempt Investments — 175.3% (identified cost $156,323,997)		$155,776,656

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.2)%		$(49,977,085)

Other Assets, Less Liabilities — (19.1)%		$(16,951,251)

Net Assets Applicable to Common Shares — 100.0%		$88,848,320

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 37.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.2% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Amount is less than 0.05%.

(3)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,581,764.

A summary of open financial instruments at August 31, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
12/11	68 U.S. 10-Year Treasury Note	Short	$(8,776,125)	$(8,774,125)	$2,000
12/11	58 U.S. 30-Year Treasury Bond	Short	(7,863,879)	(7,889,813)	(25,934)

					$(23,934)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	Appreciation
Bank of America	$3,412,500	3.256%	3-month USD- LIBOR-BBA	November 11, 2011/ November 11, 2041	$24,196

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $26,196 and $25,934, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$135,883,300

Gross unrealized appreciation	$6,908,818
Gross unrealized depreciation	(6,570,462)

Net unrealized appreciation	$338,356

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$155,776,656	$—	$155,776,656

Total Investments	$—	$155,776,656	$—	$155,776,656

Futures Contracts	$2,000	$—	$—	$2,000
Interest Rate Swaps	–	24,196	—	24,196

Total	$2,000	$155,800,852	$—	$155,802,852

Liability Description

Futures Contracts	$(25,934)	$—	$—	$(25,934)

Total	$(25,934)	$—	$—	$(25,934)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	October 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	October 25, 2011